Annual Total Returns- JPMorgan US Large Cap Core Plus Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Large Cap Core Plus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.87%)	17.92%	36.88%	14.59%	(0.27%)	9.80%	21.48%	(7.24%)	29.78%	26.17%